COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Cumulative Product claims Activity
A summary of bodily injury claims activity follows:

	2018	2017	2016
Outstanding claims, January 1	105	87	70
New claims	54	34	31
Settled and dismissed claims	(28)	(16)	(14)
Outstanding claims, December 31 (*), (**)	131	105	87

(*)	Not including the legal proceedings in Australia and in Spain.
(**)	Representing 99 injured persons out of which 3 claims yet to be paid.

Schedule of Future Minimum Lease Commitments
The land and certain of the Company's facilities and vehicles are leased under operating lease agreements. Future minimum lease commitments under non-cancellable operating leases for the specified periods ending after December 31, 2018 are as follows:

2019	$15,248
2020	12,412
2021	10,790
2022	9,251
2023	7,217
2024 and thereafter	41,511

Total	$96,429